Quarterly Financial Information (Unaudited - see accompanying accountants' report) (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended										8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total Net revenue	$ 36,289	$ 84,589			$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 342,286	$ 405,922	$ 540,358	$ 553,455	$ 570,372
Operating income (loss)	(3,129)	9,111			(316,590)	12,280	(201,845)	12,012	14,647	12,896	(11,848)	16,609	47,565	(177,553)	(494,143)	32,304	67,649
Net loss	$ (10,807)	$ 684,385	$ (54,202)	$ (31,770)	$ (376,911)	$ (33,840)	$ (241,792)	$ (26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	$ 598,413	$ (301,839)	$ (678,750)	$ (111,295)	$ (76,307)